Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 15, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000808303
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 15, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2011

Effective September 1, 2011, the T. Rowe Price Real Assets Fund is being added to the list of underlying funds in which the T. Rowe Price Spectrum Growth Fund can invest.

On page 2, under "Principal Investment Strategies," the following is added to the Asset Allocation Ranges for Underlying Funds table:

Growth Fund	Investment Range
Real Assets	0-10%

The date of this supplement is August 15, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000808303_SupplementTextBlock

T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2011

Effective September 1, 2011, the T. Rowe Price Real Assets Fund is being added to the list of underlying funds in which the T. Rowe Price Spectrum Growth Fund can invest.

On page 2, under "Principal Investment Strategies," the following is added to the Asset Allocation Ranges for Underlying Funds table:

Growth Fund	Investment Range
Real Assets	0-10%

The date of this supplement is August 15, 2011.

Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000808303_SupplementTextBlock

T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2011

Effective September 1, 2011, the T. Rowe Price Real Assets Fund is being added to the list of underlying funds in which the T. Rowe Price Spectrum Growth Fund can invest.

On page 2, under "Principal Investment Strategies," the following is added to the Asset Allocation Ranges for Underlying Funds table:

Growth Fund	Investment Range
Real Assets	0-10%

The date of this supplement is August 15, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011